UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 14.67%
Federal Home Loan Bank
0.085%, due 04/17/15[1]	66,700,000	66,697,480
0.090%, due 04/22/15[1]	79,885,000	79,880,806
0.073%, due 05/15/15[1]	44,565,000	44,561,024
0.060%, due 05/21/15[1]	100,000,000	99,991,667
0.080%, due 05/27/15[1]	75,000,000	74,990,667
0.125%, due 06/02/15	50,000,000	49,996,612
0.065%, due 06/03/15[1]	65,000,000	64,992,606
Federal Home Loan Mortgage Corp.*
0.170%, due 07/23/15[1]	50,000,000	49,973,319
0.170%, due 11/04/15[1]	27,000,000	26,972,333
US Treasury Bill
0.220%, due 02/04/16[1]	57,000,000	56,892,365
US Treasury Note
0.250%, due 12/15/15	75,000,000	75,026,666

Total US government and agency obligations (cost — $689,975,545)		689,975,545

Certificates of deposit — 17.58%
Banking-non-US — 12.27%
Bank of Nova Scotia
0.308%, due 04/20/15[2]	50,000,000	50,000,000
Canadian Imperial Bank of Commerce
0.387%, due 04/13/15[2]	30,000,000	30,020,137
HSBC Bank USA
0.255%, due 06/10/15	65,000,000	65,000,000
0.280%, due 08/03/15	36,000,000	36,000,000
KBC Bank NV
0.100%, due 04/01/15	50,000,000	50,000,000
Mizuho Bank Ltd.
0.250%, due 04/09/15	50,000,000	50,000,000
0.250%, due 06/01/15	60,000,000	60,000,000
National Bank of Canada
0.277%, due 04/13/15[2]	50,000,000	50,000,000
Natixis
0.243%, due 04/07/15[2]	20,000,000	20,000,000
Nordea Bank Finland PLC
0.230%, due 05/20/15	45,000,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.
0.220%, due 04/08/15	20,000,000	20,000,000
Rabobank Nederland NV
0.302%, due 04/10/15[2]	36,000,000	36,000,000
Royal Bank of Canada
0.215%, due 04/07/15[2]	40,000,000	40,000,000
Toronto-Dominion Bank
0.520%, due 02/23/16	25,000,000	25,000,000

		577,020,137

Banking-US — 5.31%
BMO Harris Bank N.A.
0.300%, due 07/23/15	25,000,000	25,000,000
Citibank N.A.
0.250%, due 05/07/15	50,000,000	50,000,000
0.280%, due 07/08/15	45,000,000	45,000,000

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	40,000,000	40,000,000
0.320%, due 10/28/15	40,000,000	40,000,000
Wells Fargo Bank N.A.
0.230%, due 04/08/15	50,000,000	50,000,000

		250,000,000

Total certificates of deposit (cost — $827,020,137)		827,020,137

Commercial paper[1] — 34.60%
Asset backed-miscellaneous — 20.81%
Albion Capital Corp.
0.190%, due 04/15/15	15,000,000	14,998,892
0.210%, due 04/16/15	36,498,000	36,494,806
0.240%, due 05/15/15	16,966,000	16,961,023
Atlantic Asset Securitization LLC
0.140%, due 04/23/15	45,000,000	44,996,150
Barton Capital Corp.
0.150%, due 04/15/15	35,480,000	35,477,930
Cancara Asset Securitisation LLC
0.170%, due 04/24/15	45,000,000	44,995,112
Chariot Funding LLC
0.230%, due 05/11/15	27,000,000	26,993,100
0.180%, due 07/06/15	50,000,000	49,976,000
0.270%, due 09/03/15	25,000,000	24,970,938
Gotham Funding Corp.
0.160%, due 04/10/15	35,000,000	34,998,600
0.170%, due 04/15/15	35,000,000	34,997,686
0.170%, due 04/29/15	19,533,000	19,530,417
LMA Americas LLC
0.170%, due 04/01/15	52,300,000	52,300,000
Manhattan Asset Funding Co. LLC
0.230%, due 04/22/15	41,000,000	40,994,499
0.180%, due 04/24/15	60,005,000	59,998,099
0.180%, due 05/04/15	30,000,000	29,995,050
Old Line Funding LLC
0.270%, due 06/09/15	35,000,000	34,981,888
0.250%, due 07/01/15	35,000,000	34,977,882
0.280%, due 07/22/15	40,000,000	39,965,156
Sheffield Receivables Corp.
0.230%, due 04/16/15	45,000,000	44,995,687
0.240%, due 04/17/15	35,000,000	34,996,267
Thunder Bay Funding LLC
0.230%, due 05/28/15	45,000,000	44,983,613
0.280%, due 07/15/15	45,000,000	44,963,250
Versailles Commercial Paper LLC
0.245%, due 04/16/15[2]	50,000,000	50,000,000
Victory Receivables Corp.
0.180%, due 05/20/15	55,000,000	54,986,525

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Asset backed-miscellaneous — (concluded)
Working Capital Management Co.
0.170%, due 04/24/15	25,000,000	24,997,285

		978,525,855

Banking-non-US — 4.39%
ASB Finance Ltd.
0.263%, due 04/23/15[2]	35,000,000	35,000,000
Australia & New Zealand Banking Group Ltd.
0.266%, due 04/13/15[2]	47,000,000	47,000,000
National Australia Bank Ltd.
0.415%, due 01/08/16	45,000,000	44,853,713
Nordea Bank AB
0.220%, due 04/14/15	45,000,000	44,996,425
Sumitomo Mitsui Banking Corp.
0.245%, due 04/09/15	35,000,000	34,998,094

		206,848,232

Banking-US — 4.15%
BNP Paribas Finance, Inc.
0.150%, due 04/01/15	25,000,000	25,000,000
0.140%, due 04/08/15	115,000,000	114,996,869
State Street Corp.
0.200%, due 07/10/15	55,000,000	54,969,445

		194,966,314

Finance-captive automotive — 2.02%
Toyota Motor Credit Corp.
0.210%, due 04/27/15	50,000,000	49,992,417
0.260%, due 07/27/15	45,000,000	44,961,975

		94,954,392

Finance-non-captive diversified — 1.49%
General Electric Capital Corp.
0.260%, due 09/04/15	25,000,000	24,971,833
0.350%, due 10/02/15	45,000,000	44,919,500

		69,891,333

Insurance-life — 1.74%
MetLife Short Term Funding LLC
0.150%, due 04/20/15	62,099,000	62,094,084
Prudential PLC
0.200%, due 04/09/15	20,000,000	19,999,111

		82,093,195

Total commercial paper (cost — $1,627,279,321)		1,627,279,321

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term corporate obligations — 2.23%
Banking-non-US — 0.64%
Royal Bank of Canada
0.344%, due 04/07/15[2,3]	30,000,000	30,000,000

Banking-US — 1.06%
Wells Fargo Bank N.A.
0.405%, due 06/22/15[2]	50,000,000	50,000,000

Supranational — 0.53%
International Bank for Reconstruction & Development
0.170%, due 04/01/15[2]	25,000,000	25,000,000

Total short-term corporate obligations (cost — $105,000,000)		105,000,000

Non-US government agency — 2.13%
Export Development Canada
0.190%, due 04/01/15[2,3]	40,000,000	40,000,000
KfW
0.155%, due 06/12/15	60,000,000	59,981,400

Total Non-US government agencies (cost — $99,981,400)		99,981,400

Repurchase agreements — 28.79%
Repurchase agreement dated 03/31/15 with BNP Paribas Securities Corp., 0.110% due 04/01/15, collateralized by $2,405,000 Federal Home Loan Bank obligations, 0.125% to 3.375% due 05/14/15 to 06/08/29, $3,113,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 09/15/26 to 07/15/32 and $4,263,000 Federal National Mortgage Association obligations, 1.350% to 1.750% due 08/13/18 to 09/12/19; (value — $10,204,085); proceeds: $10,000,031	10,000,000	10,000,000
Repurchase agreement dated 03/31/15 with Federal Reserve Bank of New York, 0.050% due 04/01/15, collateralized by $346,278,100 US Treasury Notes, 1.750% to 3.125% due 05/15/19 to 05/15/22; (value — $350,000,585); proceeds: $350,000,486	350,000,000	350,000,000
Repurchase agreement dated 03/19/15 with Federal Reserve Bank of New York, 0.090% due 04/02/15, collateralized by $178,921,700 US Treasury Note, 3.625% due 02/15/21; (value — $200,006,563); proceeds: $200,007,000[4]	200,000,000	200,000,000
Repurchase agreement dated 03/30/15 with Federal Reserve Bank of New York, 0.100% due 04/06/15, collateralized by $357,833,700 US Treasury Note, 3.625% due 02/15/21; (value — $400,002,282); proceeds: $400,007,778	400,000,000	400,000,000
Repurchase agreement dated 03/31/15 with Goldman Sachs & Co., 0.130% due 04/01/15, collateralized by $1,675,000 Federal Home Loan Bank obligations, 2.750% to 5.000% due 06/12/15 to 09/10/21 and $11,727,000 Federal Home Loan Mortgage Corp. obligations, 1.000% to 2.375% due 09/29/17 to 01/13/22; (value — $13,566,472); proceeds: $13,300,048	13,300,000	13,300,000

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 03/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.100% due 04/01/15, collateralized by $211,707,900 US Treasury Bonds, 4.500% to 5.000% due 05/15/37 to 08/15/39 and $89,756,300 US Treasury Notes, 0.068% to 2.500% due 10/31/16 to 08/15/23; (value — $387,600,073); proceeds: $380,001,056	380,000,000	380,000,000
Repurchase agreement dated 03/31/15 with State Street Bank and Trust Co., 0.000% due 04/01/15, collateralized by $591,650 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22; (value — $582,588); proceeds: $571,000	571,000	571,000

Total repurchase agreements (cost — $1,353,871,000)		1,353,871,000

Total investments (cost — $4,703,127,403 which approximates cost for federal income tax purposes) — 100.00%		4,703,127,403

Liabilities in excess of other assets — 0.00%		(222,419)
Net assets (applicable to 4,702,892,806 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		$4,702,904,984

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	689,975,545	—	689,975,545
Certificates of deposit	—	827,020,137	—	827,020,137
Commercial paper	—	1,627,279,321	—	1,627,279,321
Short-term corporate obligations	—	105,000,000	—	105,000,000
Non-US government agency	—	99,981,400	—	99,981,400
Repurchase agreements	—	1,353,871,000	—	1,353,871,000

Total	—	4,703,127,403	—	4,703,127,403

At March 31, 2015, there were no transfers between Level 1 and Level 2.

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2015 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments(%)
United States	78.1
Canada	5.6
Japan	5.1
United Kingdom	2.6
Australia	1.9
Germany	1.3
Belgium	1.1
Finland	1.0
Sweden	1.0
Netherlands	0.8
New Zealand	0.7
France	0.4
Singapore	0.4

Total	100.0

Weighted average maturity — 45 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.49% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

.

UBS RMA Money Fund, Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — March 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 43.45%
Federal Farm Credit Bank
0.130%, due 04/06/15[1]	15,000,000	14,999,729
0.110%, due 04/13/15[1]	40,000,000	39,998,534
0.250%, due 01/14/16[1]	50,000,000	49,900,000
Federal Home Loan Bank
0.100%, due 04/10/15[1]	22,293,000	22,292,443
0.120%, due 05/18/15[1]	40,000,000	39,993,733
0.060%, due 05/21/15[1]	96,000,000	95,992,000
0.065%, due 06/03/15[1]	25,000,000	24,997,156
0.140%, due 06/19/15[1]	50,000,000	49,984,639
0.070%, due 06/24/15[1]	25,000,000	24,995,917
0.230%, due 01/19/16[1]	50,000,000	49,906,403
0.280%, due 03/01/16[1]	5,000,000	4,986,972
Federal Home Loan Mortgage Corp.*
0.070%, due 04/23/15[1]	50,000,000	49,997,861
0.100%, due 05/21/15[1]	100,000,000	99,986,111
0.170%, due 07/23/15[1]	43,000,000	42,977,055
Federal National Mortgage Association*
0.115%, due 05/18/15[1]	50,000,000	49,992,493
0.070%, due 07/06/15[1]	50,000,000	49,990,667
US Treasury Bills
0.272%, due 01/07/16[1]	25,000,000	24,946,922
0.180%, due 02/04/16[1]	12,000,000	11,981,460
0.220%, due 02/04/16[1]	20,000,000	19,962,233

Total US government and agency obligations (cost — $767,882,328)		767,882,328

Repurchase agreements — 56.56%
Repurchase agreement dated 03/25/15 with Barclays Capital, Inc., 0.050% due 04/01/15, collateralized by $85,487,100 US Treasury Bonds, 3.125% to 4.750% due 02/15/41 to 11/15/41, $45,122,300 US Treasury Notes, 1.250% to 3.500% due 10/31/15 to 02/15/18 and $20,260,900 US Treasury Bonds Principal Strips, zero coupon due 05/15/40 to 02/15/41; (value — $153,000,040); proceeds: $150,001,458	150,000,000	150,000,000
Repurchase agreement dated 03/31/15 with BNP Paribas Securities Corp., 0.100% due 04/01/15, collateralized by $18,443,200 US Treasury Inflation Index Note, 1.875% due 07/15/15 and $182,134,400 US Treasury Notes, 0.875% to 4.250% due 08/15/15 to 08/15/24; (value — $204,000,093); proceeds: $200,000,556	200,000,000	200,000,000
Repurchase agreement dated 03/31/15 with Goldman Sachs & Co., 0.130% due 04/01/15, collateralized by $3,968,800 US Treasury Bond Principal Strip, zero coupon due 11/15/41, $10,759,143 US Treasury Bonds Strips, zero coupon due 08/15/15 to 02/15/44 and $3,659,100 US Treasury Notes Principal Strips, zero coupon due 08/15/16 to 02/15/18; (value — $14,484,000); proceeds: $14,200,051	14,200,000	14,200,000
Repurchase agreement dated 03/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 04/07/15, collateralized by $246,172,547 US Treasury Bonds Strips, zero coupon due 02/15/24 to 02/15/25; (value — $204,000,000); proceeds: $200,002,722	200,000,000	200,000,000

UBS RMA Money Fund, Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — March 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 03/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.100% due 04/01/15, collateralized by $91,656,300 US Treasury Notes, 0.068% to 0.625% due 10/31/16 to 12/31/16 and $142,725,474 US Treasury Bonds Strips, zero coupon due 11/15/26 to 05/15/34; (value — $188,700,094); proceeds: $185,000,514	185,000,000	185,000,000
Repurchase agreement dated 03/31/15 with State Street Bank and Trust Co., 0.000% due 04/01/15, collateralized by $562,637 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22; (value — $554,020); proceeds: $543,000	543,000	543,000
Repurchase agreement dated 03/31/15 with Toronto-Dominion Bank, 0.100% due 04/01/15, collateralized by $4,699,200 US Treasury Bond, 6.125% due 11/15/27, $38,982,200 US Treasury Inflation Index Bonds, 1.375% to 3.625% due 04/15/28 to 02/15/44, $48,020,000 US Treasury Notes, 0.875% to 5.125% due 05/15/16 to 05/15/24 and $1,000 US Treasury Bond Principal Strip, zero coupon due 02/15/44; (value — $102,000,024); proceeds: $100,000,278	100,000,000	100,000,000
Repurchase agreement dated 03/31/15 with Toronto-Dominion Bank, 0.120% due 04/01/15, collateralized by $334,000 Federal Farm Credit Bank, 0.240% due 06/13/17, $45,340,835 Federal Home Loan Mortgage Corp. obligations, 2.500% to 5.500% due 12/01/26 to 02/01/45 and $210,889,657 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/25 to 01/01/45; (value — $153,000,000); proceeds: $150,000,500	150,000,000	150,000,000

Total repurchase agreements (cost — $999,743,000)		999,743,000

Total investments (cost — $1,767,625,328 which approximates cost for federal income tax purposes) — 100.01%		1,767,625,328

Liabilities in excess of other assets — (0.01)%		(157,000)
Net assets (applicable to 1,767,458,147 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		1,767,468,328

UBS RMA Money Fund, Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — March 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	767,882,328	—	767,882,328
Repurchase agreements	—	999,743,000	—	999,743,000

Total	—	1,767,625,328	—	1,767,625,328

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 47 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 17.75%
Federal Farm Credit Bank
0.100%, due 06/18/15[1]	5,000,000	4,998,917
Federal Home Loan Bank
0.060%, due 04/06/15[1]	12,000,000	11,999,900
0.040%, due 04/16/15[1]	16,000,000	15,999,733
0.050%, due 05/08/15[1]	6,000,000	5,999,692
0.120%, due 05/15/15[1]	20,000,000	19,997,067
0.060%, due 05/21/15[1]	15,000,000	14,998,750
Federal Home Loan Mortgage Corp.*
0.170%, due 11/04/15[1]	3,000,000	2,996,926
Federal National Mortgage Association*
0.500%, due 07/02/15	6,000,000	6,004,557
US Treasury Bills
0.180%, due 02/04/16[1]	4,500,000	4,493,047
0.220%, due 02/04/16[1]	7,000,000	6,986,782
US Treasury Note
0.250%, due 12/15/15	10,000,000	10,002,242

Total US government and agency obligations (cost — $104,477,613)		104,477,613

Certificates of deposit — 15.46%
Banking-non-US — 10.19%
Bank of Nova Scotia
0.308%, due 04/20/15[2]	3,000,000	3,000,000
HSBC Bank USA
0.255%, due 06/10/15	6,000,000	6,000,000
0.280%, due 08/03/15	5,000,000	5,000,000
Mizuho Bank Ltd.
0.250%, due 06/01/15	10,000,000	10,000,000
Natixis
0.243%, due 04/07/15[2]	7,000,000	7,000,000
Nordea Bank Finland
0.230%, due 05/20/15	5,000,000	5,000,000
Norinchukin Bank Ltd.
0.150%, due 04/10/15	5,000,000	5,000,000
Rabobank Nederland NV
0.302%, due 04/10/15[2]	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
0.160%, due 04/09/15	12,000,000	12,000,000
Toronto-Dominion Bank
0.520%, due 02/23/16	3,000,000	3,000,000

		60,000,000

Banking-US — 5.27%
BMO Harris Bank N.A.
0.300%, due 07/23/15	7,000,000	7,000,000
Citibank N.A.
0.250%, due 05/07/15	8,000,000	8,000,000

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	5,000,000	5,000,000
0.320%, due 10/28/15	6,000,000	6,000,000
Wells Fargo Bank N.A.
0.230%, due 04/08/15	5,000,000	5,000,000

		31,000,000

Total certificates of deposit (cost — $91,000,000)		91,000,000

Commercial paper[1] — 44.84%
Asset backed-miscellaneous — 23.10%
Albion Capital LLC
0.180%, due 04/20/15	8,000,000	7,999,240
0.240%, due 05/21/15	8,000,000	7,997,333
Atlantic Asset Securitization LLC
0.140%, due 04/06/15	3,000,000	2,999,942
0.140%, due 04/15/15	7,000,000	6,999,619
Cancara Asset Securitisation LLC
0.180%, due 04/02/15	3,000,000	2,999,985
0.180%, due 04/20/15	10,000,000	9,999,050
Fairway Finance Corp.
0.260%, due 08/17/15	9,000,000	8,991,030
Gotham Funding Corp.
0.120%, due 04/10/15	5,000,000	4,999,850
0.160%, due 04/10/15	8,000,000	7,999,680
Liberty Street Funding LLC
0.160%, due 05/18/15	6,000,000	5,998,747
LMA Americas LLC
0.150%, due 04/08/15	14,000,000	13,999,592
0.150%, due 04/13/15	2,000,000	1,999,900
Manhattan Asset Funding Co. LLC
0.170%, due 04/16/15	8,000,000	7,999,433
0.180%, due 04/24/15	8,000,000	7,999,080
Nieuw Amsterdam Receivables Corp.
0.130%, due 04/30/15	10,000,000	9,998,953
Old Line Funding LLC
0.250%, due 07/01/15	5,000,000	4,996,840
Regency Markets No. 1 LLC
0.150%, due 04/15/15	6,000,000	5,999,650
Victory Receivables Corp.
0.170%, due 04/07/15	4,000,000	3,999,887
0.160%, due 04/14/15	5,000,000	4,999,711
0.150%, due 04/22/15	7,000,000	6,999,387

		135,976,909

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-non-US — 10.36%
ASB Finance Ltd.
0.263%, due 04/23/15[2]	5,000,000	5,000,000
Australia & New Zealand Banking Group Ltd.
0.266%, due 04/13/15[2]	4,000,000	4,000,000
Caisse Centrale Desjardins
0.135%, due 04/09/15	14,000,000	13,999,580
Mitsubishi UFJ Trust & Banking Corp.
0.150%, due 05/01/15	15,000,000	14,998,125
National Australia Bank Ltd.
0.415%, due 01/08/16	5,000,000	4,983,746
Natixis
0.050%, due 04/01/15	8,000,000	8,000,000
Nordea Bank AB
0.220%, due 04/14/15	10,000,000	9,999,205

		60,980,656

Banking-US — 4.58%
Bedford Row Funding Corp.
0.470%, due 01/04/16	6,000,000	5,978,223
Fortis Funding LLC
0.120%, due 04/07/15	13,000,000	12,999,740
0.120%, due 04/21/15	4,000,000	3,999,733
PNC Bank N.A.
0.300%, due 07/06/15	4,000,000	3,996,800

		26,974,496

Finance-captive automotive — 0.85%
Toyota Motor Credit Corp.
0.210%, due 04/27/15	5,000,000	4,999,242

Finance-non-captive diversified — 1.02%
General Electric Capital Corp.
0.350%, due 10/02/15	6,000,000	5,989,267

Food — 2.55%
Unilever Capital Corp.
0.070%, due 04/06/15	15,000,000	14,999,854

Insurance-life — 2.38%
MetLife Short Term Funding LLC
0.150%, due 05/20/15	14,000,000	13,997,142

Total commercial paper (cost — $263,917,566)		263,917,566

Repurchase agreements — 21.98%
Repurchase agreement dated 03/31/15 with Goldman Sachs & Co., 0.130% due 04/01/15, collateralized by $13,580,000 Federal Home Loan Bank obligations, 0.220% to 5.500% due 06/12/15 to 07/15/36, $27,705,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.875% due 09/21/15 to 05/22/23, $21,923,000 Federal National Mortgage Association obligations, 1.375% to 6.625% due 11/15/16 to 07/15/37 and $12,366,000 Tennessee Valley Authority, 3.875% due 02/15/21; (value — $85,681,340); proceeds: $84,000,303	84,000,000	84,000,000

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 03/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.100% due 04/01/15, collateralized by $5,000 Federal Farm Credit Bank, 3.840% to 3.940% due 05/15/29 to 09/05/34, $7,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 10/13/15 to 12/14/29, $4,000 Federal National Mortgage Association obligations, zero coupon due 08/03/15 to 01/15/22 and $54,793,574 US Treasury Bonds Strips, zero coupon due 11/15/20 to 02/15/45; (value — $45,900,000); proceeds: $45,000,125	45,000,000	45,000,000
Repurchase agreement dated 03/31/15 with State Street Bank and Trust Co., 0.000% due 04/01/15, collateralized by $414,466 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22; (value — $408,118); proceeds: $400,000	400,000	400,000

Total repurchase agreements (cost — $129,400,000)		129,400,000

Total investments (cost — $588,795,179 which approximates cost for federal income tax purposes) — 100.03%		588,795,179

Liabilities in excess of other assets — (0.03)%		(157,472)
Net assets (applicable to 588,634,955 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		$588,637,707

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	104,477,613	—	104,477,613
Certificates of deposit	—	91,000,000	—	91,000,000
Commercial paper	—	263,917,566	—	263,917,566
Repurchase agreements	—	129,400,000	—	129,400,000

Total	—	588,795,179	—	588,795,179

At March 31, 2015, there were no transfers between Level 1 and Level 2.

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2015 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	76.1
Japan	8.0
Canada	3.4
Netherlands	3.2
France	2.5
United Kingdom	1.9
Sweden	1.7
Australia	1.5
Finland	0.9
New Zealand	0.8

Total	100.0

Weighted average maturity — 45 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

UBS RMA Money Fund, Inc.

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy had been included near the end of each Fund’s Schedule of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2014.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 29, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 29, 2015